Significant Accounting Policies - Schedule of Translation of Foreign Currencies (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SGD [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Period-end exchange rates		1.3603	1.3186	1.3446
Period-average exchange rates	[1]	1.338	1.3414	1.3792
MYR [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Period-end exchange rates	[1]	4.4703	4.5912	4.4129
Period-average exchange rates	[1]	4.5563	4.5617	4.4061
AUD [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Period-end exchange rates	[1]	1.6094
Period-average exchange rates	[1]	1.5211
VND [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Period-end exchange rates	[1]	25,497.657
Period-average exchange rates	[1]	25,084.5233
GBP [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Period-end exchange rates	[1]	0.7967
Period-average exchange rates	[1]	0.7819
AED [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Period-end exchange rates	[1]	3.6725
Period-average exchange rates	[1]	3.673
KRW [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Period-end exchange rates	[1]	1,473.7811
Period-average exchange rates	[1]	1,368.5305

[1]	Other currencies are relevant as of December 31, 2024, due to the establishment of subsidiaries in the region, with no subsidiaries in AUD, VND, GBP, AED and KRW prior to January 1, 2024.